STOCKHOLDERS’ EQUITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Begining	2,478,316	1,700,707
Warrant Issued With Convertible Notes	1,145,238	1,180,000
Exercised, forfeited or expired	(460,989)	(484,891)
Warrants issued to Series B Preferred Stock	9,090,926
Warrants issued for fees	1,272,727
Warrants issued to amend Convertible Notes	1,648,267
Additional warrants issued to Bristol	541,026
Warrants issued to SOS in connection with the Merger	200,000
Outstanding Ending	15,915,511	2,478,316
Weighted Average Exercise Price, Outstanding Begining	$ 14.80	$ 1.76
Weighted Average Exercise Price, Warrants issued with Series B Preferred Stock	1.54
Weighted Average Exercise Price, Warrants issued with Series B Preferred Stock, adjusted for Credit and Guarantee agreement	1.30
Weighted Average Exercise Price, Warrants issued with Convertible Notes	2.47	2.50
Weighted Average Exercise Price, Warrants issued to amend Convertible Notes	2.50
Weighted Average Exercise Price, Additional warrants issued to Bristol	3.12
Weighted Average Exercise Price, Warrants issued to SOS in connection with the Merger	2.50
Weighted Average Exercise Price, Exercised, forfeited or expired	(34.74)	(61.30)
Weighted Average Exercise Price, Outstanding Ending	$ 3.34	14.80
Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued	60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		16.30
HeartlandCreditAgreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued	22,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 8.70